Purchased services and sport rights expenses - Reclassification of sport rights expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Reclassification in consolidated statement of profit or loss and other comprehensive income
Purchased services and licenses (excluding depreciation and amortization)1	€ (175,582)	€ (151,705)		€ (129,185)
Depreciation and amortization	(50,782)	(46,344)		(44,613)
Sport rights expenses	(352,435)	(214,189)		(187,012)
Reclassifications in consolidated statement of cash flows
Depreciation and amortization (excluding amortization of capitalized sport rights licenses)	50,782	46,344	[1]	44,613	[1]
Amortization of capitalized sport rights licenses	233,945	160,018	[1]	140,200	[1]
Depreciation and amortization (excluding amortization of capitalized sport rights licenses)		46,344		44,613
Impairment losses on goodwill and intangible assets	167	9,854	[1]
Net cash from operating activities	€ 353,011	258,645	[1]	168,077	[1]
Previously reported in Form 20-F
Reclassification in consolidated statement of profit or loss and other comprehensive income
Purchased services and licenses (excluding depreciation and amortization)1		(205,876)		(175,997)
Depreciation and amortization		(206,362)		(184,813)
Reclassifications in consolidated statement of cash flows
Amortization and impairment of intangible assets		201,620		172,831
Depreciation and amortization (excluding amortization of capitalized sport rights licenses)		14,596		11,982
Net cash from operating activities		258,645		168,077
Reclassifications
Reclassification in consolidated statement of profit or loss and other comprehensive income
Purchased services and licenses (excluding depreciation and amortization)1		54,171		46,812
Depreciation and amortization		160,018		140,200
Sport rights expenses		(214,189)		(187,012)
Reclassifications in consolidated statement of cash flows
Amortization and impairment of intangible assets		(201,620)		(172,831)
Depreciation and amortization (excluding amortization of capitalized sport rights licenses)		(14,596)		(11,982)
Amortization of capitalized sport rights licenses		160,018		140,200
Depreciation and amortization (excluding amortization of capitalized sport rights licenses)		46,344		€ 44,613
Impairment losses on goodwill and intangible assets		€ 9,854

[1]	Certain comparative amounts have been reclassified to conform with the current year presentation. Refer to Note 1.5 for further information.